CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 2,163,280			$ 1,234,805			$ 3,575,214	$ 4,475,507	$ 5,239,437		$ 3,034,216
Cost of net revenues	954,137			1,729,709			2,179,023	3,884,864	4,685,755		1,626,505
Gross profit (loss)	1,209,143			(494,904)			1,396,191	590,643	553,682		1,407,711
Operating expenses:
General and administrative	3,720,863			1,356,653			12,820,841	5,258,084	7,149,210		4,584,010
Sales and marketing	1,307,219			101,081			2,401,322	543,327	576,469		869,285
Distribution	105,332			65,681			238,774	279,362	342,466		801,885
Loss on disposal of property and equipment				593,449				593,449	848,927
Impairment of intangible assets				784,500				784,500	784,500
Total operating expenses	9,121,907			2,901,364			22,500,331	7,458,722	9,701,572		6,255,180
Loss from operations	(7,912,764)			(3,396,268)			(21,104,140)	(6,868,079)	(9,147,890)		(4,847,469)
Other income (expense):
Interest expense	(447,842)			(550,505)			(2,020,806)	(1,239,437)	(1,599,518)		(772,592)
Other non-operating income (expenses)	(577,441)			32,193			(634,654)	32,193	32,754		(33,112)
Total other income (expense), net	(1,025,283)			(518,312)			(2,655,460)	(1,207,244)	(1,566,764)		(805,704)
Provision for income taxes				276			(1,100,120)	13,657	13,641		800
Net loss	$ (8,938,047)	$ (10,697,498)	$ (3,023,935)	$ (3,914,856)	$ (2,267,597)	$ (1,906,527)	$ (22,659,480)	$ (8,088,980)	$ (10,728,295)		$ (5,653,973)
Weighted average vested common shares outstanding - basic and diluted	11,786,592			664,167			6,002,669	664,167	664,167	[1]	664,167	[1]
Net loss per common share - basic and diluted	$ (0.76)			$ (5.89)			$ (3.77)	$ (12.18)	$ (16.15)		$ (8.51)

[1]	The shares have been retroactively restated to reflect the 1-for-15.625 reverse stock split approved by the board of directors and shareholders in May 2021, of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s convertible preferred stock (see Note 14)